CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities
NET LOSS	$ (7,212,568)	$ (7,378,270)	$ (11,510,166)	$ (14,635,367)
Adjustments to reconcile Net Loss to net cash used in operating activities:
Stocks and warrants issued for services rendered	297,248	13,417	759,378	822,001
Issuance of warrants and options for services - related party	1,612,623	779,801	2,653,243	187,247
Warrants issued for Directors' Fees			192,614	384,065
Stocks and warrants issued for financing costs			165,432	310,894
Amortization of Debt Issuance Costs {1}	0	1,187,817	1,187,817	5,093,001
Amortization of bond discount	0	1,187,817	374,608	903,317
Issuance of warrants for services - directors fees, Value	1,248,616	192,614
Amortization of Debt Issuance Costs and Discounts	0	374,608
Changes in assets and liabilities:
(Increase) in prepaid expenses	(51,791)	(31,858)	(666)	(7,473)
Increase (Decrease) in accounts payable	528,462	539,743	950,002	(119,285)
(Decrease) in due to related party			0	(43,405)
Increase in accrued liabilities	505,568	1,266,165	1,520,441	2,098,419
Increase (Decrease) in Deferred Revenue	1,384,907	0
Net Cash Provided by (Used in) Operating Activities	(1,686,936)	(3,055,963)	(3,707,297)	(5,006,586)
Cash Flows from Investing Activities:
Net Cash Provided by (Used in) Investing Activities	0	0	0	0
Net Cash Provided by (Used in) Financing Activities
Proceeds from (payments of) loans payable, related parties			32,500	(217,614)
Debt Issuance Costs			0	(106,658)
Proceeds from issuance of 11% convertible debentures			0	1,968,801
Proceeds from exercise of common stock warrants			982,017	0
Proceeds from sales of common stock	25,000	2,650,000	2,650,000	3,433,813
Net Cash Provided by (Used in) Financing Activities	1,396,193	2,682,500	3,664,517	5,078,342
Proceeds from Notes Payable	129,000	32,500
Proceeds from Loans	121,700	0	500,000
Proceeds from Sale of Equity Method Investments	540,093	0
Proceeds from Convertible Debt	580,400	0
Net Cash Provided by (Used in) Financing Activities	1,396,193	2,682,500	3,664,517	5,078,342
Increase (Decrease) in Cash	(290,743)	(373,463)	(42,780)	71,756
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	346,111	388,891	388,891	317,135
Cash and Cash Equivalents, at Carrying Value, Ending Balance	55,367	15,427	346,111	388,891
Supplemental Cash Flow Information
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	0	581	0	0
Income Taxes Paid	0	0	0	0
Increase (Decrease) in Cash	$ (290,743)	$ (373,463)	$ (42,780)	$ 71,756